Income taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Deferred tax assets and liabilities [abstract]
Comprising	$ 1,475	$ 1,732
Deferred tax liabilities	(84)	(97)
IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,851
Change through equity	(260)
Change through profit or loss	(201)
Exchange rate differences	1
Net deferred asset (liability) at ending of period	1,391	1,851
Deferred tax assets and liabilities [abstract]
Comprising	1,475	1,732
Deferred tax liabilities	(84)	(97)
IFRS9 [member] | Financial Instruments Classified As Fair Value Through Other Comprehensive Income Category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	48
Change through equity	19
Change through profit or loss	(74)
Exchange rate differences	(1)
Net deferred asset (liability) at ending of period	(8)	48
IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,635	1,838
Change through equity		(204)
Change through profit or loss		36
Exchange rate differences		(35)
Net deferred asset (liability) at ending of period		1,635
Deferred tax assets and liabilities [abstract]
Comprising		1,732	$ 2,827
Deferred tax liabilities		(97)	$ (989)
IAS 39 [member] | Available-for-sale instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	49	10
Change through equity		47
Change through profit or loss		(5)
Exchange rate differences		(3)
Net deferred asset (liability) at ending of period		49
Allowance for credit losses [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	703
Change through equity	(6)
Change through profit or loss	1
Exchange rate differences	(3)
Net deferred asset (liability) at ending of period	695	703
Allowance for credit losses [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	486	484
Change through profit or loss		9
Exchange rate differences		(7)
Net deferred asset (liability) at ending of period		486
Deferred compensation [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,491
Change through equity	(15)
Change through profit or loss	(502)
Exchange rate differences	59
Net deferred asset (liability) at ending of period	1,033	1,491
Deferred compensation [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	1,491	1,558
Change through equity		35
Change through profit or loss		(65)
Exchange rate differences		(37)
Net deferred asset (liability) at ending of period		1,491
Business realignment charges [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	11
Change through profit or loss	(8)
Net deferred asset (liability) at ending of period	3	11
Business realignment charges [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	11	8
Change through profit or loss		3
Net deferred asset (liability) at ending of period		11
Tax loss and tax credit carryforwards [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	19
Change through profit or loss	188
Exchange rate differences	(4)
Net deferred asset (liability) at ending of period	203	19
Tax loss and tax credit carryforwards [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	19	32
Change through profit or loss		(12)
Exchange rate differences		(1)
Net deferred asset (liability) at ending of period		19
Deferred income [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(11)
Change through profit or loss	(37)
Net deferred asset (liability) at ending of period	(48)	(11)
Deferred income [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(11)	95
Change through profit or loss		(105)
Exchange rate differences		(1)
Net deferred asset (liability) at ending of period		(11)
Premises and equipment and intangibles [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(1,003)
Change through equity	(1)
Change through profit or loss	182
Exchange rate differences	(36)
Net deferred asset (liability) at ending of period	(858)	(1,003)
Premises and equipment and intangibles [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(1,003)	(1,081)
Change through equity		(1)
Change through profit or loss		66
Exchange rate differences		13
Net deferred asset (liability) at ending of period		(1,003)
Deferred expense [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	76
Change through profit or loss	(23)
Exchange rate differences	2
Net deferred asset (liability) at ending of period	55	76
Deferred expense [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	76	(60)
Change through profit or loss		135
Exchange rate differences		1
Net deferred asset (liability) at ending of period		76
Pension and post employment related [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	571
Change through equity	(260)
Change through profit or loss	(16)
Net deferred asset (liability) at ending of period	295	571
Pension and post employment related [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	571	825
Change through equity		(273)
Change through profit or loss		23
Exchange rate differences		(4)
Net deferred asset (liability) at ending of period		571
Other [member] | IFRS9 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	(54)
Change through equity	3
Change through profit or loss	88
Exchange rate differences	(16)
Net deferred asset (liability) at ending of period	21	(54)
Other [member] | IAS 39 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred asset (liability) at beginning of period	$ (54)	(33)
Change through equity		(12)
Change through profit or loss		(13)
Exchange rate differences		4
Net deferred asset (liability) at ending of period		$ (54)